Revenue - Schedule of Disaggregated Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 1,895,611,000	$ 1,647,873,000	$ 5,381,904,000	$ 4,821,403,000	$ 4,700,323,000
Total Other Revenue	(55,093,000)	(54,853,000)	(3,736,000)	3,828,000	86,295,000
Revenues	1,848,257,000	1,602,003,000	5,416,333,000	4,856,215,000	4,816,574,000
Other	8,528,000	10,128,000	66,520,000	34,950,000	47,431,000
Electric
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	1,295,294,000	1,054,380,000	3,876,429,000	3,348,214,000	3,299,904,000
Total Other Revenue	(34,715,000)	(27,432,000)	14,748,000	(15,519,000)	45,963,000
Revenues	1,260,579,000	1,026,948,000	3,891,177,000	3,332,695,000	3,345,867,000
Natural Gas
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	600,199,000	593,394,000	1,480,841,000	1,472,907,000	1,384,036,000
Total Other Revenue	(20,378,000)	(27,421,000)	(18,484,000)	19,347,000	40,332,000
Revenues	579,150,000	564,927,000	1,458,636,000	1,488,570,000	1,423,276,000
Other
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	118,000	99,000	24,634,000	282,000	16,383,000
Total Other Revenue	0	0	0	0	0
Revenues	8,528,000	10,128,000	66,520,000	34,950,000	47,431,000
Residential
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	1,081,154,000	957,126,000	2,845,562,000	2,474,488,000	2,382,611,000
Residential | Electric
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	707,357,000	583,762,000	1,944,566,000	1,677,599,000	1,514,149,000
Residential | Natural Gas
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	373,797,000	373,364,000	900,996,000	796,889,000	868,462,000
Residential | Other
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0	0	0
Commercial
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	586,899,000	500,789,000	1,761,933,000	1,527,584,000	1,461,718,000
Commercial | Electric
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	426,942,000	341,308,000	1,339,883,000	1,159,596,000	1,071,385,000
Commercial | Natural Gas
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	159,957,000	159,481,000	422,050,000	367,988,000	390,333,000
Commercial | Other
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0	0
Industrial
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	56,326,000	47,011,000	173,164,000	158,633,000	153,009,000
Industrial | Electric
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	46,046,000	36,689,000	146,595,000	131,869,000	123,548,000
Industrial | Natural Gas
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	10,280,000	10,322,000	26,569,000	26,764,000	29,461,000
Industrial | Other
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0	0	0
Other
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	6,917,000	6,242,000	19,317,000	23,601,000	21,199,000
Other | Electric
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	6,917,000	6,242,000	19,317,000	23,601,000	21,199,000
Other | Natural Gas
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0	0	0
Other | Other
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0	0	0
Wholesale
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	19,310,000	71,993,000	349,197,000	286,364,000	498,251,000
Wholesale | Electric
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	19,310,000	71,993,000	349,197,000	286,364,000	498,251,000
Wholesale | Natural Gas
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0	0	0
Wholesale | Other
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0	0	0
Transmission and transportation
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	26,537,000	18,098,000	76,324,000	68,469,000	74,757,000
Transmission and transportation | Electric
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	14,564,000	8,764,000	44,658,000	33,911,000	46,141,000
Transmission and transportation | Natural Gas
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	11,973,000	9,334,000	31,666,000	34,558,000	28,616,000
Transmission and transportation | Other
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0	0	0
Miscellaneous1
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	118,468,000	46,614,000	156,407,000	282,264,000	108,778,000
Miscellaneous1 | Electric
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	74,158,000	5,622,000	32,213,000	35,274,000	25,231,000
Miscellaneous1 | Natural Gas
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	44,192,000	40,893,000	99,560,000	246,708,000	67,164,000
Miscellaneous1 | Other
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	118,000	99,000	24,634,000	282,000	16,383,000
Puget Sound Energy
Disaggregation of Revenue [Line Items]
Revenues	1,840,518,000	1,593,020,000	5,378,168,000	4,825,231,000	4,786,618,000
Puget Sound Energy | Electric
Disaggregation of Revenue [Line Items]
Revenues	1,260,579,000	1,026,948,000	3,891,177,000	3,332,695,000	3,345,867,000
Deferred Emission Compliance Auction Proceeds, Passback to Customers	71,400
Puget Sound Energy | Natural Gas
Disaggregation of Revenue [Line Items]
Revenues	579,821,000	565,973,000	1,462,357,000	1,492,254,000	1,424,368,000
Deferred Emission Compliance Auction Proceeds, Passback to Customers	46,900	37,900	96,400,000	253,000,000	98,400,000
Puget Sound Energy | Other
Disaggregation of Revenue [Line Items]
Revenues	118,000	99,000	24,634,000	282,000	16,383,000
Puget LNG operating revenue
Disaggregation of Revenue [Line Items]
Other	8,410,000	10,029,000	41,886,000	34,668,000	31,048,000
Puget LNG operating revenue | Electric
Disaggregation of Revenue [Line Items]
Other	0	0	0	0	0
Puget LNG operating revenue | Natural Gas
Disaggregation of Revenue [Line Items]
Other	0	0	0	0	0
Puget LNG operating revenue | Other
Disaggregation of Revenue [Line Items]
Other	8,410,000	10,029,000	41,886,000	34,668,000	31,048,000
Intercompany eliminations
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	(671,000)	(1,046,000)	(3,721,000)	(3,684,000)	(1,092,000)
Intercompany eliminations | Electric
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0	0	0
Intercompany eliminations | Natural Gas
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	(671,000)	(1,046,000)	(3,721,000)	(3,684,000)	(1,092,000)
Intercompany eliminations | Other
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 0	$ 0	$ 0	$ 0	$ 0